Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.6%

	Australia — 1.5%
121,781	Aurizon Holdings, Ltd.	318,222
19,464	Australian Clinical Labs, Ltd.	61,435
11,600	BHP Group, Ltd.	323,593
338,715	Charter Hall Long WALE REIT REIT	994,557
10,155	Cochlear, Ltd.	1,387,539
24,452	EBOS Group, Ltd.	593,070
57,142	National Australia Bank, Ltd.	1,076,254
107,975	Newcrest Mining, Ltd.	1,551,062
707,752	Perseus Mining, Ltd.	771,397
27,146	Rio Tinto Plc	1,620,845
5,957	Rio Tinto Plc, ADR(a)	363,377
294,228	Sonic Healthcare, Ltd.	6,678,778
315,130	South32, Ltd.	853,795
420,852	Telstra Corp., Ltd.	1,114,186
6,390	Vulcan Steel, Ltd.	33,615
2,096	Woodside Energy Group, Ltd.*	44,292

		17,786,017

	Austria — 0.0%
14,180	Telekom Austria AG Class A*	94,135

	Bermuda — 0.0%
3,573	RenaissanceRe Holdings, Ltd.	558,710

	Brazil — 0.1%
28,830	Yara International ASA	1,201,086

	Burkina Faso — 0.0%
25,166	Endeavour Mining Plc	520,180

	Canada — 3.9%
48,200	Atco, Ltd. Class I	1,647,831
51,090	BCE, Inc.	2,512,606
10,200	Canadian Natural Resources, Ltd.	546,947
181,700	Canadian Pacific Railway, Ltd.	12,689,928
82,200	Canadian Utilities, Ltd. Class A	2,446,341
6,200	Canadian Western Bank	125,110
64,000	Cenovus Energy, Inc.	1,215,055
6,400	Cogeco, Inc.	338,618
1,100	DREAM Unlimited Corp. Class A	27,160
541	E-L Financial Corp., Ltd.	343,695
3,300	Emera, Inc.	154,262
73,200	Empire Co., Ltd. Class A	2,249,994
1,100	EQB, Inc.	45,324
7,000	Evertz Technologies, Ltd.	70,817
28,800	George Weston, Ltd.	3,357,228
82,900	Great-West Lifeco, Inc.	2,019,882
1,000	Guardian Capital Group, Ltd. Class A	23,489

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
3,900	Home Capital Group, Inc. Class B(a)	73,649
10,148	International Petroleum Corp.*	98,931
9,000	Laurentian Bank of Canada(a)	269,871
38,300	Loblaw Cos., Ltd.	3,446,837
17,800	Metro, Inc.	953,372
15,200	National Bank of Canada	995,344
58,100	North West Co., Inc. (The)	1,499,399
8,900	Pason Systems, Inc.	100,664
800	Power Corp. of Canada	20,540
1,600	Richelieu Hardware, Ltd.	41,775
15,500	RioCan Real Estate Investment Trust REIT	240,560
25,400	Royal Bank of Canada	2,454,247
51,000	SmartCentres Real Estate Investment Trust REIT	1,086,856
85,000	Stella-Jones, Inc.	2,141,556
19,900	TMX Group, Ltd.	2,020,931
800	Toromont Industries, Ltd.	64,548
104,600	Western Forest Products, Inc.	117,578
38,100	Winpak, Ltd.	1,299,290

		46,740,235

	China — 0.7%
2,331,162	CITIC Telecom International Holdings, Ltd.	772,405
151,000	Kerry Logistics Network, Ltd.	324,824
85,222	NetEase, Inc., ADR	7,956,326

		9,053,555

	Denmark — 0.5%
918	AP Moller-Maersk AS Class B	2,136,474
7,600	DSV AS	1,059,012
463	Genmab AS*	149,509
22,523	Novo Nordisk AS Class B	2,492,511

		5,837,506

	Finland — 0.1%
33,343	Orion OYJ Class B	1,484,969

	France — 2.8%
10,286	Air Liquide SA	1,377,738
5,995	Arkema SA	532,234
1,035	Boiron SA	44,580
7,951	Bureau Veritas SA	203,238
3,016	Cie des Alpes*	45,026
18,370	Dassault Systemes SE	674,381
8,779	Derichebourg SA	50,479
4,394	IPSOS	208,095
3,709	L’Oreal SA	1,276,885
21,611	Legrand SA	1,591,918
552	Manutan International	39,819

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	France — continued
158,695	Orange SA	1,861,484
11,900	Publicis Groupe SA*	580,490
97,593	Safran SA	9,612,114
24,786	Sanofi	2,496,412
304	Savencia SA	19,069
4,673	Societe BIC SA	255,017
214	Societe LDC SA	19,956
1,227	Somfy SA	159,063
554	Stef SA	47,956
45,608	Technip Energies NV	567,164
1,148	Thales SA	140,481
397	Trigano SA	38,765
1,091	Vetoquinol SA	133,220
107,500	Vinci SA	9,548,303
18,729	Wendel SE	1,561,523

		33,085,410

	Germany — 1.4%
4,474	Aurubis AG	302,905
5,905	Bayer AG	350,154
8,323	Bayerische Motoren Werke AG	639,196
81,241	Beiersdorf AG	8,279,307
4,437	Deutsche Boerse AG	740,330
29,038	Deutsche Post AG	1,084,987
16,825	Deutsche Telekom AG	333,255
14,007	Evonik Industries AG	298,144
14,012	Freenet AG	346,738
7,861	GEA Group AG	270,299
2,128	McKesson Europe AG	49,166
12,898	Merck KGaA	2,170,958
2,083	Siltronic AG	154,397
14,844	Symrise AG Class A	1,611,613

		16,631,449

	Hong Kong — 0.9%
77,200	Bank of East Asia, Ltd. (The)	108,614
131,000	CLP Holdings, Ltd.	1,086,804
352,136	Dah Sing Banking Group, Ltd.	284,960
342,000	Emperor International Holdings, Ltd.	35,739
329,000	HK Electric Investments & HK Electric Investments, Ltd.	301,875
1,666,000	HKT Trust & HKT, Ltd.	2,237,766
16,000	Hong Kong Ferry Holdings Co., Ltd.(a)	13,967
49,000	Kowloon Development Co., Ltd.	60,571
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	30,463
38,000	Liu Chong Hing Investment, Ltd.	35,739
12,000	Miramar Hotel & Investment(a)	21,563
4,095,000	PCCW, Ltd.	2,165,714
373,000	Power Assets Holdings, Ltd.	2,345,822
300,000	Regal Hotels International Holdings, Ltd.*	123,487

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
219,000	Regal Real Estate Investment Trust REIT	36,003
110,855	SmarTone Telecommunications Holdings, Ltd.	58,486
58,000	Transport International Holdings, Ltd.	87,219
230,163	VTech Holdings, Ltd.	1,809,755
3,000	Wing On Co. International, Ltd.	6,423

		10,850,970

	Indonesia — 0.0%
229,900	Bumitama Agri, Ltd.	109,854

	Ireland — 0.6%
31,731	ICON Plc, ADR*	6,876,108

	Israel — 1.0%
119,697	Bank Hapoalim BM	996,635
48,659	Bank Leumi Le-Israel BM	431,410
49,878	Check Point Software Technologies, Ltd.*	6,074,143
17,432	First International Bank Of Israel, Ltd. (The)	647,574
15,037	ICL Group, Ltd.	136,066
3	Isracard, Ltd.	10
59,961	Israel Discount Bank, Ltd. Class A	310,921
36,284	Mizrahi Tefahot Bank, Ltd.	1,196,637
39,509	Radware, Ltd.*	856,160
56,884	Strauss Group, Ltd.	1,392,640

		12,042,196

	Italy — 0.2%
190,687	Eni SpA(a)	2,258,279

	Japan — 4.5%
8,300	Amano Corp.	143,267
50,700	Arcs Co., Ltd.	746,757
14,500	ARTERIA Networks Corp.	130,426
71,200	Autobacs Seven Co., Ltd.	732,675
7,200	Axial Retailing, Inc.	165,353
2,100	Belc Co., Ltd.(a)	79,916
2,500	Benesse Holdings, Inc.	40,429
7,600	Calbee, Inc.	153,057
12,100	Canon Marketing Japan, Inc.	250,987
13,600	Canon, Inc.(a)	308,829
6,500	Cawachi, Ltd.	102,532
4,300	Daito Trust Construction Co., Ltd.	370,638
22,700	Daiwa House Industry Co., Ltd.	528,338
11,900	Doshisha Co., Ltd.	137,609
32,289	Earth Corp.	1,235,897
22,000	Ezaki Glico Co., Ltd.(a)	635,604
4,800	Fujicco Co., Ltd.	70,452
18,900	Heiwado Co., Ltd.	277,820
113,900	Hitachi Metals, Ltd.*	1,721,223

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
25,900	Hokuriku Electric Power Co.(a)	101,423
18,500	Hokuto Corp.	263,225
65,700	Hyakugo Bank, Ltd. (The)	158,622
3,700	Inaba Denki Sangyo Co., Ltd.	72,581
18,400	Itochu Enex Co., Ltd.	142,752
7,300	J-Oil Mills, Inc.(a)	86,404
39,400	Japan Post Bank Co., Ltd.	305,966
17,100	Japan Post Insurance Co., Ltd.	273,263
148,901	Japan Tobacco, Inc.(a)	2,571,284
3,800	Juroku Financial Group, Inc.	65,452
43,855	Kaken Pharmaceutical Co., Ltd.	1,231,510
5,100	Kaneka Corp.	125,384
16,700	Kato Sangyo Co., Ltd.	400,121
77,200	KDDI Corp.	2,437,237
38,400	Keiyo Bank, Ltd. (The)	134,826
14,500	Kewpie Corp.	244,842
1,900	Komeri Co., Ltd.	36,880
82,500	KYORIN Holdings, Inc.	1,077,288
15,500	Lawson, Inc.	515,697
14,400	Lintec Corp.	243,683
55,400	Lion Corp.(a)	610,050
11,800	Maruichi Steel Tube, Ltd.	249,107
16,600	McDonald’s Holdings Co., Japan, Ltd.	603,614
18,900	MEIJI Holdings Co., Ltd.	926,532
5,600	Miroku Jyoho Service Co., Ltd.	49,052
96,700	Mitsubishi Electric Corp.	1,032,805
17,500	Mitsubishi Estate Co., Ltd.	253,634
26,600	Mitsubishi Shokuhin Co., Ltd.	745,008
93,100	Mizuho Financial Group, Inc.	1,057,402
28,800	Mochida Pharmaceutical Co., Ltd.	692,150
42,200	MS&AD Insurance Group Holdings, Inc.	1,291,580
5,400	Nanto Bank, Ltd. (The)	79,099
57,000	Nippn Corp.	684,730
6,400	Nippon Kanzai Co., Ltd.	122,201
17,100	Nippon Kayaku Co., Ltd.	138,205
96,000	Nippon Telegraph & Telephone Corp.	2,753,053
19,100	Nisshin Oillio Group, Ltd. (The)	440,753
1,300	Ohsho Food Service Corp.	66,887
7,700	Oki Electric Industry Co., Ltd.	41,998
28,800	Okinawa Cellular Telephone Co.	1,146,870
39,200	Okinawa Electric Power Co., Inc. (The)	378,568
41,800	Otsuka Holdings Co., Ltd.	1,482,407
800	S&B Foods, Inc.	21,552
15,300	San-A Co., Ltd.	461,742
96,200	Sankyo Co., Ltd.	2,906,783
9,200	Santen Pharmaceutical Co., Ltd.	72,053
28,900	Sawai Group Holdings Co., Ltd.	875,371
36,500	Secom Co., Ltd.	2,252,251
39,200	Senko Group Holdings Co., Ltd.	253,341
467,200	Seven Bank, Ltd.	890,691

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
43,800	Shinmaywa Industries, Ltd.	348,195
4,200	Shizuoka Bank, Ltd. (The)	25,196
25,859	Showa Sangyo Co., Ltd.(a)	483,851
9,800	SKY Perfect JSAT Holdings, Inc.	38,953
220,200	Softbank Corp.	2,441,804
32,900	Sompo Holdings, Inc.	1,448,903
98,600	Teijin, Ltd.	1,025,518
34,100	Toho Holdings Co., Ltd.(a)	526,855
103,300	Tohoku Electric Power Co., Inc.	552,789
49,000	TOKAI Holdings Corp.	319,922
32,800	Tokio Marine Holdings, Inc.	1,908,052
32,400	Tokuyama Corp.	411,633
6,300	Totetsu Kogyo Co., Ltd.	112,362
9,000	Toyobo Co., Ltd.	66,380
49,300	Trend Micro, Inc.	2,402,311
1,500	Tv Tokyo Holdings Corp.	21,530
35,200	United Super Markets Holdings, Inc.	276,459
4,600	Valor Holdings Co., Ltd.	61,794
50,400	Vital KSK Holdings, Inc.	256,721
4,300	Wowow, Inc.	47,604
5,400	Yaoko Co., Ltd.	242,067
18,400	ZERIA Pharmaceutical Co., Ltd.	290,516

		54,209,153

	Jordan — 0.1%
42,227	Hikma Pharmaceuticals Plc	829,496

	Luxembourg — 0.1%
10,181	Eurofins Scientific SE	799,131

	Netherlands — 1.4%
25,827	ASML Holding NV	12,308,330
49,755	Koninklijke Ahold Delhaize NV	1,293,127
20,927	NN Group NV	948,198
75,047	Shell Plc	1,949,286
9,840	Wolters Kluwer NV	952,186

		17,451,127

	New Zealand — 0.3%
48,133	Arvida Group, Ltd.	44,292
4,996	Fletcher Building, Ltd.	15,656
109,827	Freightways, Ltd.	624,807
65,420	Heartland Group Holdings, Ltd.(a)	77,282
42,652	Kiwi Property Group, Ltd. REIT	25,856
6,051	Mainfreight, Ltd.(a)	262,978
4,236	Port of Tauranga, Ltd.	16,382
791,811	Spark New Zealand, Ltd.	2,363,081
3,702	Warehouse Group, Ltd. (The)	7,780

		3,438,114

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.5%
39,600	DNB Bank ASA	707,647
63,340	Equinor ASA	2,196,120
31,642	Kongsberg Gruppen ASA	1,130,558
12,853	SpareBank 1 SMN	150,649
12,453	Sparebanken Vest	109,912
78,994	Telenor ASA	1,047,417
16,762	Veidekke ASA	151,846

		5,494,149

	Portugal — 0.1%
71,652	Jeronimo Martins SGPS SA	1,553,604

	Puerto Rico — 0.2%
27,300	Popular, Inc.	2,100,189

	Singapore — 0.6%
4,600	Best World International, Ltd.* (a) (b) (c)	—
7,300	Bukit Sembawang Estates, Ltd.	25,912
1,900	DBS Group Holdings, Ltd.	40,520
13,600	Frasers Centrepoint, Ltd.	10,359
12,000	Great Eastern Holdings, Ltd.	169,002
44,804	Hong Leong Finance, Ltd.(a)	77,909
22,000	Hour Glass, Ltd. (The)	36,675
39,200	Jardine Cycle & Carriage, Ltd.	796,844
3,183,649	NetLink NBN Trust	2,218,969
11,900	SBS Transit, Ltd.	24,369
1,888,801	Sheng Siong Group, Ltd.	2,062,928
33,000	Singapore Land Group, Ltd.	60,466
556,300	Singapore Technologies Engineering, Ltd.	1,630,886

		7,154,839

	South Africa — 0.1%
42,025	Anglo American Plc	1,498,964

	South Korea — 0.3%
3,613	Samsung Electronics Co., Ltd., GDR(d)	3,941,783

	Spain — 0.6%
53,846	Aena SME SA*	6,825,562
92	Cia de Distribucion Integral Logista Holdings SA	1,795

		6,827,357

	Sweden — 0.3%
35,072	Axfood AB	1,007,249
46,631	Swedish Orphan Biovitrum AB*	1,006,575
166,525	Telefonaktiebolaget LM Ericsson Class B	1,239,423

		3,253,247

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 2.4%
4,888	AEVIS VICTORIA SA*	91,904
1,236	Allreal Holding AG	203,730
1,348	Banque Cantonale de Geneve	243,593
529	Barry Callebaut AG	1,176,968
168	Basellandschaftliche Kantonalbank	157,585
1,567	Berner Kantonalbank AG	353,551
12,362	BKW AG	1,287,399
131	Chocoladefabriken Lindt & Spruengli AG	1,328,678
1,733	Emmi AG	1,683,491
402	Huber + Suhner AG	31,997
3,697	Kuehne + Nagel International AG	872,745
385	Luzerner Kantonalbank AG	166,893
33,537	Novartis AG	2,832,262
36,205	Roche Holding AG	12,046,903
5,540	Sonova Holding AG	1,759,189
949	St. Galler Kantonalbank AG	435,171
2,345	Swiss Life Holding AG	1,139,003
4,973	Swiss Prime Site AG	435,043
3,436	Swisscom AG	1,892,878
603	Thurgauer Kantonalbank	71,175
1,173	TX Group AG	140,905
3,493	Valiant Holding AG	306,119
10	Warteck Invest AG	22,771

		28,679,953

	United Kingdom — 3.5%
561,417	Alliance Pharma Plc	778,630
1,578,093	BAE Systems Plc	15,910,908
4,780	Big Yellow Group Plc REIT	76,162
1,742	BP Plc, ADR	49,386
22,243	Bunzl Plc	734,484
5,442	Croda International Plc	427,737
32,518	Dechra Pharmaceuticals Plc	1,365,616
12,246	EMIS Group Plc	277,217
11,280	Gamma Communications Plc	147,401
6,674	Genus Plc	203,279
207,468	Howden Joinery Group Plc	1,518,308
83,772	Impact Healthcare Reit Plc REIT	118,829
30,229	Imperial Brands Plc	674,025
175,040	Pan African Resources Plc	44,110
9,491	PZ Cussons Plc	22,684
5,333	Reckitt Benckiser Group Plc	399,610
84,456	RELX Plc	2,283,155
214,288	Sage Group Plc (The)	1,652,017
103,833	Spirent Communications Plc	313,485
314,592	St. James’s Place Plc	4,212,170
205,408	Tesco Plc	637,364
211,651	Unilever Plc	9,585,439
3,263	Victrex Plc	70,497

		41,502,513

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — 65.9%
21,200	3M Co.	2,743,492
46,100	Abbott Laboratories	5,008,765
28,300	AbbVie, Inc.	4,334,428
19,437	Accenture Plc Class A	5,396,683
12,575	Adobe, Inc.*	4,603,205
10,400	Akamai Technologies, Inc.*	949,832
76,600	Albertsons Cos., Inc. Class A	2,046,752
9,400	Alphabet, Inc. Class A*	20,485,044
84,800	Altria Group, Inc.	3,542,096
76,820	Amazon.com, Inc.*	8,159,052
52,571	Amdocs, Ltd.	4,379,690
2,550	Amerco	1,219,487
6,178	Ameren Corp.	558,244
32,113	American Electric Power Co., Inc.	3,080,921
14,300	American Water Works Co., Inc.	2,127,411
21,200	AmerisourceBergen Corp. Class A	2,999,376
16,300	Amgen, Inc.	3,965,790
10,546	ANSYS, Inc.*	2,523,552
42,200	Apple, Inc.	5,769,584
18,300	Arch Capital Group, Ltd.*	832,467
43,900	Archer-Daniels-Midland Co.	3,406,640
20,600	Arrow Electronics, Inc.*	2,309,054
19,184	Arthur J. Gallagher & Co.	3,127,759
40,177	Autodesk, Inc.*	6,908,837
48,068	Automatic Data Processing, Inc.	10,096,203
1,500	AutoNation, Inc.*	167,640
1,100	AutoZone, Inc.*	2,364,032
14,200	AvalonBay Communities, Inc. REIT	2,758,350
6,500	Avery Dennison Corp.	1,052,155
29,700	Axis Capital Holdings, Ltd.	1,695,573
133,881	Baxter International, Inc.	8,599,177
67,268	Becton Dickinson and Co.	16,583,580
19,672	Berkshire Hathaway, Inc. Class B*	5,370,849
10,460	Bio-Rad Laboratories, Inc. Class A*	5,177,700
2,900	Biogen, Inc.*	591,426
7,800	BioMarin Pharmaceutical, Inc.*	646,386
12,300	BOK Financial Corp.	929,634
6,421	Booking Holdings, Inc.*	11,230,265
79,655	Bristol-Myers Squibb Co.	6,133,435
11,800	Broadcom, Inc.	5,732,558
6,600	CACI International, Inc. Class A*	1,859,748
26,535	Cadence Design Systems, Inc.*	3,981,046
21,200	Camden Property Trust REIT	2,850,976
13,700	Casey’s General Stores, Inc.	2,534,226
95,400	Catalent, Inc.*	10,235,466
12,900	Cboe Global Markets, Inc.	1,460,151
6,500	CDW Corp.	1,024,140
18,700	Celanese Corp. Class A	2,199,307
31,400	CH Robinson Worldwide, Inc.	3,183,018
5,200	Charles River Laboratories International, Inc.*	1,112,644

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
74,191	Charles Schwab Corp. (The)	4,687,387
37,500	Charter Communications, Inc. Class A*	17,569,875
5,600	Chemed Corp.	2,628,584
600	Chevron Corp.	86,868
18,800	Chubb, Ltd.	3,695,704
11,000	Cirrus Logic, Inc.*	797,940
115,800	Cisco Systems, Inc.	4,937,712
18,800	Clean Harbors, Inc.*	1,648,196
51,883	CMS Energy Corp.	3,502,103
89,800	Coca-Cola Co. (The)	5,649,318
42,300	Colgate-Palmolive Co.	3,389,922
20,649	Consolidated Edison, Inc.	1,963,720
22,405	Cooper Cos., Inc. (The)	7,015,454
21,000	Copart, Inc.*	2,281,860
45,870	CoStar Group, Inc.*	2,771,007
13,000	Costco Wholesale Corp.	6,230,640
101,073	CVS Health Corp.	9,365,424
3,622	Danaher Corp.	918,249
28,100	Dell Technologies, Inc. Class C	1,298,501
29,277	DTE Energy Co.	3,710,860
33,400	Duke Energy Corp.	3,580,814
2,900	Ecolab, Inc.	445,904
90,495	Electronic Arts, Inc.	11,008,717
9,600	Elevance Health, Inc.	4,632,768
23,267	Eli Lilly & Co.	7,543,859
6,860	Embecta Corp.*	173,695
8,800	Essex Property Trust, Inc. REIT	2,301,288
35,190	Estee Lauder Cos., Inc. (The) Class A	8,961,837
1,200	Evercore, Inc. Class A	112,332
11,514	Everest Re Group, Ltd.	3,227,144
51,800	Evergy, Inc.	3,379,950
57,700	Exelon Corp.	2,614,964
35,900	Expeditors International of Washington, Inc.	3,498,814
17,100	Extra Space Storage, Inc. REIT	2,909,052
17,727	Factset Research Systems, Inc.	6,817,272
500	Fair Isaac Corp.*	200,450
10,800	FedEx Corp.	2,448,468
1,550	First Citizens BancShares, Inc. Class A	1,013,359
107,900	Fiserv, Inc.*	9,599,863
18,500	Flowers Foods, Inc.	486,920
29,500	Fortinet, Inc.*	1,669,110
139,276	Fox Corp. Class A	4,479,116
11,900	FTI Consulting, Inc.*	2,152,115
3,900	General Dynamics Corp.	862,875
64,029	Genpact, Ltd.	2,712,268
46,900	Gilead Sciences, Inc.	2,898,889
123,921	GSK Plc	2,657,155
966	GSK Plc, ADR	42,050
13,046	Hanover Insurance Group, Inc. (The)	1,907,978
13,000	Hartford Financial Services Group, Inc. (The)	850,590

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
51,400	Hawaiian Electric Industries, Inc.	2,102,260
31,100	Henry Schein, Inc.*	2,386,614
20,926	Hershey Co. (The)	4,502,438
27,200	Highwoods Properties, Inc. REIT	929,968
8,064	Home Depot, Inc. (The)	2,211,713
2,500	ICU Medical, Inc.*	410,975
23,200	IDACORP, Inc.	2,457,344
21,131	Illumina, Inc.*	3,895,711
24,600	Ingredion, Inc.	2,168,736
29,876	Intercontinental Exchange, Inc.	2,809,539
36,354	Intuit, Inc.	14,012,286
9,200	IQVIA Holdings, Inc.*	1,996,308
3,400	Jack Henry & Associates, Inc.	612,068
2,300	Jazz Pharmaceuticals Plc*	358,823
23,400	JB Hunt Transport Services, Inc.	3,684,798
103,586	Johnson & Johnson	18,387,551
31,500	JPMorgan Chase & Co.	3,547,215
15,500	Keysight Technologies, Inc.*	2,136,675
5,200	KLA Corp.	1,659,216
90,500	Kroger Co. (The)	4,283,365
12,700	Laboratory Corp. of America Holdings	2,976,372
1,200	Lam Research Corp.	511,380
17,800	Landstar System, Inc.	2,588,476
16,500	Life Storage, Inc. REIT	1,842,390
9,100	Lockheed Martin Corp.	3,912,636
3,200	Lowe’s Cos., Inc.	558,944
12,700	LyondellBasell Industries NV Class A	1,110,742
9,900	Manhattan Associates, Inc.*	1,134,540
2,520	Markel Corp.*	3,258,990
26,859	Mastercard, Inc. Class A	8,473,477
14,900	McKesson Corp.	4,860,529
18,306	Medtronic Plc	1,642,964
69,134	Merck & Co., Inc.	6,302,947
16,140	Mercury General Corp.	715,002
51,300	Meta Platforms, Inc. Class A*	8,272,125
410	Mettler-Toledo International, Inc.*	470,996
110,226	Microsoft Corp.	28,309,344
17,625	Mid-America Apartment Communities, Inc. REIT	3,078,559
6,300	Molina Healthcare, Inc.*	1,761,543
54,986	Moody’s Corp.	14,954,542
122,457	Nestle SA	14,254,565
3,300	NewMarket Corp.	993,168
64,751	Newmont Corp.	3,863,692
19,380	NextEra Energy, Inc.	1,501,175
2,800	O’Reilly Automotive, Inc.*	1,768,928
14,000	Old Dominion Freight Line, Inc.	3,587,920
52,914	Oracle Corp.	3,697,101
3,400	Organon & Co.	114,750
18,300	Packaging Corp. of America	2,516,250
1,200	Paychex, Inc.	136,644

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
35,948	PepsiCo, Inc.	5,991,094
124,534	Pfizer, Inc.	6,529,318
159,333	Philip Morris International, Inc.	15,732,540
48,880	Procter & Gamble Co. (The)	7,028,455
18,530	Prologis, Inc. REIT	2,180,055
7,500	Public Service Enterprise Group, Inc.	474,600
12,600	Public Storage REIT	3,939,642
41,100	QIAGEN NV*	1,939,920
24,512	QIAGEN NV (London Exchange)*	1,145,485
2,900	QUALCOMM, Inc.	370,446
28,650	Raymond James Financial, Inc.	2,561,597
4,250	Regeneron Pharmaceuticals, Inc.*	2,512,303
33,904	Republic Services, Inc. Class A	4,437,016
2,700	ResMed, Inc.	566,001
8,700	Roper Technologies, Inc.	3,433,455
27,000	Royal Gold, Inc.	2,883,060
21,426	S&P Global, Inc.	7,221,848
1,500	Salesforce, Inc.*	247,560
59,800	Schneider National, Inc. Class B	1,338,324
17,600	Science Applications International Corp.	1,638,560
100	Seaboard Corp.	388,258
4,300	Seagen, Inc.*	760,842
6,100	Sempra Energy	916,647
27,000	Service Corp. International	1,866,240
1,350	ServiceNow, Inc.*	641,952
3,000	Silgan Holdings, Inc.	124,050
23,800	Southern Co. (The)	1,697,178
13,500	SS&C Technologies Holdings, Inc.	783,945
13,872	Synopsys, Inc.*	4,212,926
27,600	T-Mobile US, Inc.*	3,713,304
6,000	Take-Two Interactive Software, Inc.*	735,180
4,900	Target Corp.	692,027
760	Taro Pharmaceutical Industries, Ltd.*	27,482
31,300	Texas Instruments, Inc.	4,809,245
25,700	TFS Financial Corp.	352,861
13,600	Thermo Fisher Scientific, Inc.	7,388,608
18,900	Travelers Cos., Inc. (The)	3,196,557
5,900	Tyler Technologies, Inc.*	1,961,632
34,700	Tyson Foods, Inc. Class A	2,986,282
24,200	United Parcel Service, Inc. Class B	4,417,468
4,000	United Therapeutics Corp.*	942,560
28,502	UnitedHealth Group, Inc.	14,639,482
58,965	VeriSign, Inc.*	9,866,613
126,012	Verizon Communications, Inc.	6,395,109
9,500	Vertex Pharmaceuticals, Inc.*	2,677,005
118,581	Visa, Inc. Class A	23,347,413
29,281	VMware, Inc. Class A	3,337,448
40,036	Walmart, Inc.	4,867,577
30,885	Waste Management, Inc.	4,724,787
37,500	WEC Energy Group, Inc.	3,774,000

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares		Description	Value ($)

		United States — continued
200		West Pharmaceutical Services, Inc.	60,474
1,000		White Mountains Insurance Group, Ltd.	1,246,130
35,959		Xcel Energy, Inc.	2,544,459
26,000		Zoetis, Inc.	4,469,140

			789,847,240

		TOTAL COMMON STOCKS (COST $1,109,021,683)	1,133,711,518

		PREFERRED STOCK — 0.0%

		Germany — 0.0%

138		STO SE & Co. KGaA, 3.63%	20,111

		TOTAL PREFERRED STOCK (COST $33,457)	20,111

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.4%

		Mutual Fund - Securities Lending Collateral — 0.4%

4,059,373		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(e) (f)	4,059,373

		TOTAL SHORT-TERM INVESTMENT (COST $4,059,373)	4,059,373

		TOTAL INVESTMENTS — 95.0% (Cost $1,113,114,513)	1,137,791,002

		Other Assets and Liabilities (net) — 5.0%	60,409,335

		NET ASSETS — 100.0%	$1,198,200,337

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2022 was $6,501.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this security in the Fund.

	(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(e)	The rate disclosed is the 7-day net yield as of June 30, 2022.

	(f)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,825,562 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
9	Canadian Dollar	Sep 2022	$699,300	$(6,642)
62	MSCI EAFE Index	Sep 2022	5,755,460	(46,761)
79	S&P 500 E-mini Index	Sep 2022	14,968,525	35,943
4	S&P/TSX 60 Index	Sep 2022	708,555	(25,970)

				$(43,430)

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	35.9
Technology	14.7
Financial	11.8
Communications	11.5
Industrial	10.2
Utilities	4.2
Consumer, Cyclical	3.3
Basic Materials	2.3
Energy	0.8
Short-Term Investment	0.3
Other Assets and Liabilities (net)	5.0

100.0%

See accompanying Notes to the Schedule of Investments.